Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	THE DFA INVESTMENT TRUST COMPANY
Entity Central Index Key	0000896162
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
The U.S. Large Cap Value Series
Shareholder Report [Line Items]
Fund Name	The U.S. Large Cap Value Series
Class Name	The U.S. Large Cap Value Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The U.S. Large Cap Value Series (the “Series”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Large Cap Value Series	$5	0.11%[1]
[1]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%	[1]
Net Assets	$ 26,308,260,000
Holdings Count | $ / shares	323
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$26,308,260
Number of Holdings	323
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.7%
Exxon Mobil Corp.	4.1%
Berkshire Hathaway, Inc. B	2.7%
UnitedHealth Group, Inc.	2.3%
Johnson & Johnson	2.3%
Cisco Systems, Inc.	2.0%
Chevron Corp.	1.8%
AT&T, Inc.	1.6%
Wells Fargo & Co.	1.6%
Verizon Communications, Inc.	1.4%

Sector Allocation (% of Total Investments)
Financials	24.6%
Health Care	16.8%
Industrials	12.6%
Energy	12.0%
Information Technology	9.1%
Materials	7.4%
Communication Services	7.2%
Consumer Staples	5.5%
Consumer Discretionary	4.2%
Real Estate	0.6%
[2],[3]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The DFA International Value Series
Shareholder Report [Line Items]
Fund Name	The DFA International Value Series
Class Name	The DFA International Value Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The DFA International Value Series (the “Series”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The DFA International Value Series	$11	0.21%[1]
[4]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[4]
Net Assets	$ 13,527,633,000
Holdings Count | $ / shares	515
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$13,527,633
Number of Holdings	515
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Shell PLC	4.0%
TotalEnergies SE	2.5%
Zurich Insurance Group AG	1.8%
Banco Santander SA	1.6%
Cie de Saint-Gobain SA	1.4%
Koninklijke Ahold Delhaize NV	1.2%
BASF SE	1.1%
Toronto-Dominion Bank	1.1%
Lloyds Banking Group PLC	1.1%
Novartis AG	1.1%

Top Countries (% of Total Investments)
Japan	21.0%
United Kingdom	12.5%
Canada	10.9%
France	10.8%
Switzerland	10.0%
Germany	8.6%
Australia	5.8%
Netherlands	4.5%
Spain	3.1%
Denmark	2.5%
[5],[6]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Japanese Small Company Series
Shareholder Report [Line Items]
Fund Name	The Japanese Small Company Series
Class Name	The Japanese Small Company Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Japanese Small Company Series (the “Series”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Japanese Small Company Series	$6	0.12%[1]
[7]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[7]
Net Assets	$ 3,031,314,000
Holdings Count | $ / shares	1,625
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,031,314
Number of Holdings	1,625
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Nikkon Holdings Co. Ltd.	0.5%
Topcon Corp.	0.4%
Nippon Gas Co. Ltd.	0.4%
Hirogin Holdings, Inc.	0.4%
EXEO Group, Inc.	0.4%
NSD Co. Ltd.	0.4%
Hokuhoku Financial Group, Inc.	0.4%
Sankyu, Inc.	0.4%
Makino Milling Machine Co. Ltd.	0.3%
Park24 Co. Ltd.	0.3%

Top Countries (% of Total Investments)
Japan	100.0%
[8],[9]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Asia Pacific Small Company Series
Shareholder Report [Line Items]
Fund Name	The Asia Pacific Small Company Series
Class Name	The Asia Pacific Small Company Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Asia Pacific Small Company Series (the “Series”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Asia Pacific Small Company Series	$6	0.13%[1]
[10]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%	[10]
Net Assets	$ 1,269,553,000
Holdings Count | $ / shares	693
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,269,553
Number of Holdings	693
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Bank of Queensland Ltd.	1.6%
Perseus Mining Ltd.	1.4%
Sandfire Resources Ltd.	1.2%
Ansell Ltd.	1.2%
Capricorn Metals Ltd.	1.1%
Downer EDI Ltd.	1.1%
AUB Group Ltd.	1.1%
Metcash Ltd.	1.0%
Lendlease Corp. Ltd.	1.0%
Gold Road Resources Ltd.	1.0%

Top Countries (% of Total Investments)
Australia	69.5%
Hong Kong	17.5%
Singapore	9.5%
New Zealand	2.8%
Luxembourg	0.7%
[11],[12]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The United Kingdom Small Company Series
Shareholder Report [Line Items]
Fund Name	The United Kingdom Small Company Series
Class Name	The United Kingdom Small Company Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The United Kingdom Small Company Series (the “Series”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The United Kingdom Small Company Series	$6	0.11%[1]
[13]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[13]
Net Assets	$ 1,455,540,000
Holdings Count | $ / shares	295
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,455,540
Number of Holdings	295
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Games Workshop Group PLC	2.2%
Direct Line Insurance Group PLC	1.8%
IG Group Holdings PLC	1.8%
Cranswick PLC	1.7%
Hiscox Ltd.	1.6%
Plus500 Ltd.	1.6%
Persimmon PLC	1.6%
Bellway PLC	1.6%
Paragon Banking Group PLC	1.5%
Balfour Beatty PLC	1.5%

Top Countries (% of Total Investments)
United Kingdom	95.6%
Ireland	2.0%
Israel	1.6%
Luxembourg	0.8%
[14],[15]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Continental Small Company Series
Shareholder Report [Line Items]
Fund Name	The Continental Small Company Series
Class Name	The Continental Small Company Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Continental Small Company Series (the “Series”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Continental Small Company Series	$6	0.12%[1]
[16]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[16]
Net Assets	$ 5,346,746,000
Holdings Count | $ / shares	1,096
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$5,346,746
Number of Holdings	1,096
Portfolio Turnover Rate	1%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Banco de Sabadell SA	1.9%
PSP Swiss Property AG	1.0%
BAWAG Group AG	1.0%
Unipol Assicurazioni SpA	0.9%
Alstom SA	0.9%
Belimo Holding AG	0.9%
Banca Monte dei Paschi di Siena SpA	0.8%
Helvetia Holding AG	0.8%
Orion OYJ B	0.7%
Swissquote Group Holding SA	0.7%

Top Countries (% of Total Investments)
Switzerland	18.8%
Germany	13.5%
France	11.1%
Italy	9.5%
Spain	7.4%
Sweden	6.8%
Denmark	6.6%
Finland	6.3%
Netherlands	5.1%
Belgium	3.8%
[17],[18]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Canadian Small Company Series
Shareholder Report [Line Items]
Fund Name	The Canadian Small Company Series
Class Name	The Canadian Small Company Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Canadian Small Company Series (the “Series”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Canadian Small Company Series	$5	0.11%[1]
[19]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%	[19]
Net Assets	$ 1,282,567,000
Holdings Count | $ / shares	304
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,282,567
Number of Holdings	304
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Celestica, Inc.	2.6%
Capital Power Corp.	2.0%
Endeavour Mining PLC	2.0%
Lundin Gold, Inc.	1.7%
Finning International, Inc.	1.6%
Onex Corp.	1.5%
Definity Financial Corp.	1.5%
PrairieSky Royalty Ltd.	1.5%
Northland Power, Inc.	1.5%
Whitecap Resources, Inc.	1.5%

Top Countries (% of Total Investments)
Canada	98.0%
United Kingdom	2.0%
[20],[21]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Emerging Markets Series
Shareholder Report [Line Items]
Fund Name	The Emerging Markets Series
Class Name	The Emerging Markets Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Emerging Markets Series (the “Series”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Series	$7	0.15%[1]
[22]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[22]
Net Assets	$ 5,200,592,000
Holdings Count | $ / shares	2,180
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$5,200,592
Number of Holdings	2,180
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
Tencent Holdings Ltd.	4.4%
Samsung Electronics Co. Ltd.	2.4%
Alibaba Group Holding Ltd.	2.3%
HDFC Bank Ltd.	0.9%
SK Hynix, Inc.	0.8%
Reliance Industries Ltd.	0.8%
ICICI Bank Ltd.	0.8%
PDD Holdings, Inc.	0.8%
Infosys Ltd.	0.7%

Top Countries (% of Total Investments)
China	25.4%
India	20.1%
Taiwan	17.9%
South Korea	10.5%
Brazil	3.8%
Saudi Arabia	3.8%
South Africa	2.9%
Mexico	1.9%
United Arab Emirates	1.8%
Malaysia	1.6%
[23],[24]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Emerging Markets Small Cap Series
Shareholder Report [Line Items]
Fund Name	The Emerging Markets Small Cap Series
Class Name	The Emerging Markets Small Cap Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Emerging Markets Small Cap Series (the “Series”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Small Cap Series	$14	0.28%[1]
[25]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[25]
Net Assets	$ 3,381,352,000
Holdings Count | $ / shares	4,340
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,381,352
Number of Holdings	4,340
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Harmony Gold Mining Co. Ltd.	0.6%
Pop Mart International Group Ltd.	0.5%
Industrias CH SAB de CV	0.4%
BSE Ltd.	0.4%
Qifu Technology, Inc.	0.4%
Dixon Technologies India Ltd.	0.4%
Li Ning Co. Ltd.	0.4%
Kingsoft Corp. Ltd.	0.4%
Grupa Kety SA	0.4%
Abu Dhabi Islamic Bank PJSC	0.3%

Top Countries (% of Total Investments)
India	23.5%
China	18.8%
Taiwan	18.6%
South Korea	8.7%
Brazil	4.1%
Saudi Arabia	4.0%
South Africa	3.4%
Hong Kong	3.1%
Mexico	2.8%
Poland	1.8%
[26],[27]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The DFA Short Term Investment Fund
Shareholder Report [Line Items]
Fund Name	The DFA Short Term Investment Fund
Class Name	The DFA Short Term Investment Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The DFA Short Term Investment Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The DFA Short Term Investment Fund	$3	0.06%[1]
[28]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[28]
Net Assets	$ 19,884,242,000
Holdings Count | $ / shares	164
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$19,884,242
Number of Holdings	164
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	44.6%
U.S. Treasury Obligation	15.5%
Certificate of Deposit	14.7%
Repurchase Agreement	13.2%
Information Technology	2.4%
U.S. Government Agency	2.3%
Consumer Staples	2.0%
Utilities	1.7%
Energy	1.3%
Health Care	1.2%
Industrials	0.8%
Consumer Discretionary	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	100.0%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Annualized

[2]
Excludes short-term investments and collateral for loaned securities, if any.

[3]
Excludes short-term investments and collateral for loaned securities, if any.

[4]
1	Annualized

[5]
Excludes short-term investments and collateral for loaned securities, if any.

[6]
Excludes short-term investments and collateral for loaned securities, if any.

[7]
1	Annualized

[8]
Excludes short-term investments and collateral for loaned securities, if any.

[9]
Excludes short-term investments and collateral for loaned securities, if any.

[10]
1	Annualized

[11]
Excludes short-term investments and collateral for loaned securities, if any.

[12]
Excludes short-term investments and collateral for loaned securities, if any.

[13]
1	Annualized

[14]
Excludes short-term investments and collateral for loaned securities, if any.

[15]
Excludes short-term investments and collateral for loaned securities, if any.

[16]
1	Annualized

[17]
Excludes short-term investments and collateral for loaned securities, if any.

[18]
Excludes short-term investments and collateral for loaned securities, if any.

[19]
1	Annualized

[20]
Excludes short-term investments and collateral for loaned securities, if any.

[21]
Excludes short-term investments and collateral for loaned securities, if any.

[22]
1	Annualized

[23]
Excludes short-term investments and collateral for loaned securities, if any.

[24]
Excludes short-term investments and collateral for loaned securities, if any.

[25]
1	Annualized

[26]
Excludes short-term investments and collateral for loaned securities, if any.

[27]
Excludes short-term investments and collateral for loaned securities, if any.

[28]
1	Annualized